UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                          ICM Small Company Portfolio
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-234-5426

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



ICM SMALL COMPANY PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2003

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2003
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1
Statement of Net Assets .................................................      3
Statement of Operations .................................................      9
Statement of Changes in Net Assets ......................................     10
Financial Highlights ....................................................     11
Notes to Financial Statements ...........................................     12
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------
April 30, 2003

Dear Shareholders:

The overwhelming military victory by U.S. armed forces in Iraq and the resultant decline in oil prices and investor uncertainty produced a strong performance by equities late in the first fiscal half. All sectors of the market participated, with large and small cap growth stocks leading the way.

                                                  TOTAL RETURNS
                                ------------------------------------------------
                                  1ST FISCAL      2ND FISCAL      1ST FISCAL
                                    QUARTER         QUARTER          HALF
                                ------------------------------------------------
                                 NOV. 1, 2002-    FEB. 1, 2003-   NOV. 1, 2002-
                                 JAN. 31, 2003   APRIL 30, 2003  APRIL 30, 2003
                                --------------- ---------------- ---------------
ICM SMALL COMPANY PORTFOLIO ....     0.76%           5.47%            6.27%
Russell 2000 Index .............     0.01%           7.54%            7.55%
Russell 2000 Growth Index ......    -0.45%           8.16%            7.68%
Russell 2000 Value Index .......     0.46%           6.95%            7.44%
S&P 500 Composite Index ........    -2.95%           7.65%            4.48%

While the success of our military operation in Iraq and the significant decline in oil prices were the catalysts for the strong rally in equities late in the second fiscal quarter, improving fundamentals are playing a role in sustaining the advance. Corporate earnings are improving despite sluggish sales. Tight expense control and restrictive capital spending budgets have allowed corporations to materially improve their balance sheets. Interest rates are likely to remain very low for the foreseeable future putting a prop under equity valuations. Absent unforeseen negative geopolitical events, the stock market should be able to experience a moderate advance from today's levels.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2003
--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 COMPOSITE INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 92.4%
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ----------    ---------

AUTO & TRANSPORTATION -- 3.6%
   American Axle & Manufacturing Holdings* ..........   350,000    $  8,722,000
   BorgWarner .......................................   200,000      11,734,000
   Offshore Logistics* ..............................   150,000       2,850,000
   Swift Transportation* ............................   375,000       6,795,000
                                                                   ------------
                                                                     30,101,000
                                                                   ------------
CONSUMER DISCRETIONARY -- 14.3%
   Advanced Marketing Services ......................   410,000       4,829,800
   AnnTaylor Stores* ................................   297,000       7,027,020
   Buckle* ..........................................   161,800       2,912,400
   Burlington Coat Factory Warehouse ................   200,000       3,550,000
   CBRL Group .......................................   225,000       7,173,000
   Finlay Enterprises* ..............................   310,100       4,105,724
   Furniture Brands International* ..................   300,000       7,125,000
   Hancock Fabrics ..................................   170,000       2,652,000
   Jakks Pacific* ...................................   340,000       4,420,000
   MAXIMUS* .........................................   385,000       9,278,500
   Men's Wearhouse* .................................   350,000       5,827,500
   Mohawk Industries* ...............................    86,000       4,770,420
   O'Charleys* ......................................   325,000       6,578,000
   Pier 1 Imports ...................................   550,000      10,208,000
   ProQuest* ........................................   220,000       5,517,600
   Rex Stores* ......................................   350,000       3,755,500
   Russ Berrie & Co. ................................    70,400       2,314,752
   ShopKo Stores* ...................................   500,000       6,015,000
   Sourcecorp* ......................................   341,000       5,387,800
   Toro .............................................   300,000      11,193,000
   West* ............................................   250,000       5,645,000
                                                                   ------------
                                                                    120,286,016
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------      ---------

ENERGY -- 7.2%
   Core Laboratories* ...............................   350,000    $  3,500,000
   Equitable Resources ..............................   300,000      11,526,000
   Global Power Equipment Group* ....................   411,500       2,464,885
   Newpark Resources* ...............................   946,700       4,440,023
   Oceaneering International* .......................   350,000       7,896,000
   Penn Virginia ....................................   250,000       9,740,000
   St. Mary Land & Exploration ......................   200,000       5,124,000
   Stone Energy* ....................................   150,000       5,269,500
   Unit* ............................................   200,000       3,920,000
   Westport Resources* ..............................   303,125       6,317,125
                                                                   ------------
                                                                     60,197,533
                                                                   ------------
FINANCIAL SERVICES -- 10.8%
   Allegiant Bancorp ................................    83,000       1,428,430
   Colonial BancGroup ...............................   330,000       4,200,900
   CVB Financial ....................................   310,000       6,293,000
   First Niagara Financial Group ....................    87,000       1,057,050
   Hanmi Financial ..................................   131,604       2,197,787
   John H. Harland ..................................   383,900       9,194,405
   NDCHealth ........................................   450,000       8,662,500
   PMA Capital, Cl A ................................   355,000       3,031,700
   Prosperity Bancshares ............................   380,000       6,695,600
   Radian Group .....................................   200,200       7,947,940
   Reinsurance Group of America .....................   150,000       4,297,500
   Scottish Annuity & Life Holdings Ltd. ............   410,000       7,257,000
   Sterling Bancorp .................................    78,240       2,137,517
   Superior Financial ...............................   202,300       3,851,792
   Triad Guaranty* ..................................   175,000       6,972,000
   UCBH Holdings ....................................   260,000       6,614,400
   West Coast Bancorp ...............................   306,900       4,772,295
   Yardville National Bancorp .......................   215,000       3,917,300
                                                                   ------------
                                                                     90,529,116
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------      ---------

HEALTH CARE -- 9.6%
   Andrx* ...........................................    19,500    $    314,730
   Apria Healthcare Group* ..........................   420,000       9,849,000
   Bio-Rad Laboratories, Cl A* ......................   260,000      12,155,000
   Conmed* ..........................................   200,000       3,484,000
   Covance* .........................................   412,800       7,318,944
   Dentsply International ...........................   300,000      11,235,000
   Genesis Health Ventures* .........................   525,000       7,854,000
   MedQuist* ........................................   325,000       6,171,750
   Omnicare .........................................   450,000      11,934,000
   Quinton Cardiology Systems* ......................   368,300       2,180,336
   US Oncology* .....................................   550,000       3,949,000
   Viasys Healthcare* ...............................    22,800         369,360
   Vital Signs ......................................   130,000       3,705,000
                                                                   ------------
                                                                     80,520,120
                                                                   ------------
MATERIALS & PROCESSING -- 14.5%
   Aptargroup .......................................   425,000      14,628,500
   Armor Holdings* ..................................   460,000       5,543,000
   Cambrex ..........................................   190,000       3,306,000
   Centex Construction Products .....................   150,000       5,797,500
   Clarcor ..........................................   175,000       6,546,750
   EMCOR Group* .....................................   175,000       8,937,250
   Fibermark* .......................................   325,000       1,683,500
   Granite Construction .............................   138,000       2,318,400
   Griffon* .........................................   742,500      10,112,850
   Hughes Supply ....................................   325,000       9,122,750
   Insituform Technologies, Cl A* ...................   250,000       3,987,500
   MacDermid ........................................   355,800       8,087,334
   Martin Marietta Materials ........................   125,000       3,696,250
   Minerals Technologies ............................   275,000      12,168,750
   Northwest Pipe* ..................................   175,000       1,874,250
   Olin .............................................   300,000       5,436,000
   Quaker Chemical ..................................   250,000       5,587,500
   Spartech .........................................   425,000       9,201,250
   SPS Technologies* ................................   146,800       3,872,584
                                                                   ------------
                                                                    121,907,918
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------      ---------

PRODUCER DURABLES -- 15.8%
   Ametek ...........................................   215,000    $  8,105,500
   Baldor Electric ..................................   122,000       2,713,280
   Belden ...........................................   280,000       3,329,200
   C&D Technologies .................................   300,000       3,990,000
   Cognex* ..........................................   200,000       4,378,000
   Diebold ..........................................   250,000       9,995,000
   Entegris* ........................................   330,000       3,785,100
   ESCO Technologies* ...............................    87,000       3,411,270
   Heico, Cl A ......................................   672,000       4,092,480
   MDC Holdings .....................................   550,000      25,355,000
   Photronics* ......................................   300,000       3,771,000
   Pulte Homes ......................................   201,150      11,664,688
   Quixote ..........................................   268,000       4,888,320
   Ryland Group .....................................   400,000      21,692,000
   Symmetricom* .....................................   600,000       2,472,000
   Teleflex .........................................   125,000       4,798,750
   Tollgrade Communications* ........................   304,500       4,418,295
   Ultratech Stepper* ...............................   500,000       7,085,000
   Woodhead Industries ..............................   230,000       2,760,000
                                                                   ------------
                                                                    132,704,883
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.3%
   AMLI Residential Properties ......................   190,000       4,301,600
   Camden Property Trust ............................   140,000       4,893,000
   First Industrial Realty Trust ....................   125,000       3,495,000
   Gables Residential Trust .........................   165,000       4,682,700
   Healthcare Realty Trust ..........................   100,000       2,753,000
   LaSalle Hotel Properties .........................   250,000       3,497,500
   Liberty Property Trust ...........................   175,000       5,475,750
   Mack-Cali Realty .................................   100,000       3,156,000
   Mills ............................................   225,000       7,191,000
   Pan Pacific Retail Properties ....................   170,000       6,650,400
   Parkway Properties ...............................   100,000       3,862,000
   Prentiss Properties Trust ........................   175,000       4,812,500
   Ramco-Gershenson Properties ......................   100,000       2,285,000
   Reckson Associates Realty ........................   200,000       3,770,000
                                                                   ------------
                                                                     60,825,450
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------      ---------

TECHNOLOGY -- 9.3%
   Adaptec* ......................................... 1,275,000    $  8,721,000
   Ansys* ...........................................   290,000       7,670,500
   Commscope* .......................................   525,000       4,499,250
   EMS Technologies* ................................   335,000       4,070,250
   Imation* .........................................   310,000      10,633,000
   Kemet* ...........................................   350,000       3,209,500
   Mentor Graphics* .................................   800,000       8,336,000
   Moldflow* ........................................   320,000       2,560,320
   Park Electrochemical .............................   190,000       3,389,600
   Tekelec* .........................................   458,000       4,928,080
   THQ* .............................................   306,700       4,333,671
   Tier Technologies, Cl B* .........................   725,000       4,785,000
   Trimble Navigation Ltd.* .........................   320,000       8,080,000
   Tyler Technologies* ..............................   692,500       2,735,375
                                                                   ------------
                                                                     77,951,546
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $644,766,124) ...........................               775,023,582
                                                                   ------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 7.5%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT
                                                     ----------
REPURCHASE AGREEMENT -- 7.5%
   Morgan Stanley 1.29%, dated 04/30/03,
      due 05/01/03, to be repurchased at
      $62,773,978 collateralized by $60,000,000
      various U.S. Government Obligations
      6.25%-11.00%, 01/01/21-01/01/31,
      valued at $64,027,319
      (Cost $62,771,729) ...........................$62,771,729      62,771,729
                                                                   ------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $707,537,853) ...........................               837,795,311
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.1%
                                                                        VALUE
                                                                      ---------
   Investment Advisory Fees Payable .................              $   (461,333)
   Administrative Fees Payable ......................                   (63,334)
   Other Assets and Liabilities, Net ................                 1,466,922
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                   942,255
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................               719,657,223
   Distributions in Excess of Net Investment Income .                  (951,551)
   Accumulated Net Realized Loss on Investments .....               (10,225,564)
   Net Unrealized Appreciation on Investments .......               130,257,458
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .......................              $838,737,566
                                                                   ============

   INSTITUTIONAL CLASS SHARES
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .....                34,150,267
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $24.56
                                                                         ======

  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
LTD. LIMITED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .....................................................    $  4,104,439
Interest ......................................................         528,034
                                                                   ------------
   TOTAL INCOME ...............................................       4,632,473
                                                                   ------------
EXPENSES
Investment Advisory Fees ......................................       2,782,407
Administration Fees ...........................................         382,128
Shareholder Servicing Fees ....................................         122,175
Transfer Agent Fees ...........................................          41,213
Custodian Fees ................................................          22,960
Printing Fees .................................................          24,795
Registration and Filing Fees ..................................          23,466
Legal Fees ....................................................          17,411
Audit Fees ....................................................           8,375
Trustees' Fees ................................................           5,145
Other Expenses ................................................          12,853
                                                                   ------------
   NET EXPENSES ...............................................       3,442,928
                                                                   ------------
NET INVESTMENT INCOME .........................................       1,189,545
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS ..............................     (10,222,893)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........      55,787,883
                                                                   ------------
TOTAL NET GAIN ON INVESTMENTS .................................      45,564,990
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 46,754,535
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS           YEAR
                                                                      ENDED              ENDED
                                                                  APRIL 30, 2003      OCTOBER 31,
                                                                    (UNAUDITED)          2002
                                                                  --------------      -----------
OPERATIONS:
   Net Investment Income ........................................  $(831,189,545     $(773,273,554
   Net Realized Gain (Loss) on Investments ......................    (10,222,893)        6,605,364
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .............................................     55,787,883        (9,959,330)
                                                                   -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS .................................................     46,754,535           (80,412)
                                                                   -------------     -------------
DISTRIBUTIONS:
   Net Investment Income ........................................     (2,422,463)       (3,174,926)
   Net Realized Gain ............................................     (6,590,155)      (20,344,823)
                                                                   -------------     -------------
      TOTAL DISTRIBUTIONS .......................................     (9,012,618)      (23,519,749)
                                                                   -------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................    153,430,712       345,125,910
   In Lieu of Cash Distributions ................................      8,323,972        22,266,313
   Redeemed .....................................................   (134,136,130)     (220,538,845)
                                                                   -------------     -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...     27,618,554       146,853,378
                                                                   -------------     -------------
      TOTAL INCREASE IN NET ASSETS ..............................     65,360,471       123,253,217
                                                                   -------------     -------------
NET ASSETS:
   Beginning of Period ..........................................    773,377,095       650,123,878
                                                                   -------------     -------------
   End of Period (including distributions in excess of net
     investment income of $951,551 and undistributed
     net investment income of $281,367) .........................  $ 838,737,566     $ 773,377,095
                                                                   =============     =============

SHARE TRANSACTIONS:
   Issued .......................................................      6,464,870        13,266,809
   In Lieu of Cash Distributions ................................        351,342           874,249
   Redeemed .....................................................     (5,754,848)       (8,478,192)
                                                                   -------------     -------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...      1,061,364         5,662,866
                                                                   =============     =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  SELECTED PER SHARE DATA & RATIOS
                                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                             SIX MONTHS
                                ENDED                YEARS ENDED OCTOBER 31,
                           APRIL 30, 2003  -------------------------------------------------------
                             (UNAUDITED)    2002(1)      2001        2000       1999        1998
                             -----------   --------    --------    --------   --------    --------
Net Asset Value,
   Beginning of Period ......  $  23.37    $  23.70    $  23.32    $  22.63   $  24.35    $  27.82
                               --------    --------    --------    --------   --------    --------
Income (Loss) from
Investment Operations:
   Net Investment Income ....      0.04        0.11        0.24        0.28       0.29        0.28
   Net Realized and
     Unrealized Gain (Loss) .      1.41        0.39+       2.82        3.61      (0.30)      (1.58)
                               --------    --------    --------    --------   --------    --------
Total from Investment
   Operations ...............      1.45        0.50        3.06        3.89      (0.01)      (1.30)
                               --------    --------    --------    --------   --------    --------
Distributions:
   Net Investment Income ....     (0.07)      (0.10)      (0.26)      (0.28)     (0.29)      (0.24)
   Net Realized Gain ........     (0.19)      (0.73)      (2.42)      (2.92)     (1.42)      (1.93)
                               --------    --------    --------    --------   --------    --------
Total Distributions .........     (0.26)      (0.83)      (2.68)      (3.20)     (1.71)      (2.17)
                               --------    --------    --------    --------   --------    --------
Net Asset Value,
   End of Period ............  $  24.56    $  23.37    $  23.70    $  23.32   $  22.63    $  24.35
                               ========    ========    ========    ========   ========    ========
TOTAL RETURN++ ..............      6.27%*      1.84%      14.42%      19.71%     (0.13)%     (5.04)%
                               ========    ========    ========    ========   ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period
   (Thousands) ..............  $838,738    $773,377    $650,124    $537,635   $559,980    $618,590
Ratio of Expenses to
   Average Net Assets .......      0.87%**     0.87%       0.90%       0.85%      0.85%       0.89%
Ratio of Net Investment
   Income to Average
   Net Assets ...............      0.30%**     0.41%       0.97%       1.22%      1.18%       1.12%
Portfolio Turnover Rate .....        10%         17%         24%         33%        32%         22%

  + THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING
    THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 ** ANNUALIZED
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS OF THE UAMICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S ICMSMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAMICMSMALL COMPANY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM ICM Small Company Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's ICM Small Company Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

     prices are not available, of which there are none at April 30, 2003 will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio has entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Distributor  received $11,197 for the six months ended April 30, 2003.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2003 the ICM Small Company Portfolio paid the Administrator .05% of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets. Old Mutual (US) Holdings Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2003 the Portfolio made purchases of $90,486,905 and sales of $75,931,060 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002 there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:

        FEDERAL           APPRECIATED         DEPRECIATED       NET UNREALIZED
       TAX COST           SECURITIES          SECURITIES         APPRECIATION
    ---------------    ----------------    ----------------    ----------------
     $707,972,511        $205,296,689        $(75,473,889)       $129,822,800

8. OTHER:

At April 30, 2003, no individual shareholders held 10% or more of the total shares outstanding of the Portfolio.

                                      NOTES

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.